Parent Company Only condensed Financial Information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net cash generated from operating activities	$ (7,373)	$ 2,581	$ (12,633)
Net cash used in investing activities	(735)	(4,261)	(8,120)
Net cash generated from (used in) financing activities	11,601	(11,540)	31,861
Net increase (decrease) in cash and cash equivalent and restricted cash	5,333	(13,544)	11,756
Cash and cash equivalents and restricted cash at the beginning of year	8,308	2,975	16,519	$ 4,763
Cash and cash equivalents and restricted cash at end of year	8,308	2,975	16,519	4,763
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash generated from operating activities			4,118
Net cash used in investing activities		(10,048)	(17,117)
Net cash generated from (used in) financing activities			12,986
Net increase (decrease) in cash and cash equivalent and restricted cash		(10,048)	(13)
Cash and cash equivalents and restricted cash at the beginning of year			10,048	15
Cash and cash equivalents and restricted cash at end of year			10,048	$ 15
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents at end of the year			2
Restricted cash at the end of the year
Total cash and cash equivalents and restricted cash at the end of year			$ 2